Business Combinations - Summary of Pro Forma Financial Information (Detail) - Second Spectrum [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma revenue	$ 272,281	$ 167,002
Pro forma net loss	$ (588,284)	$ (88,484)